FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities

US$ MILLIONS	2021	2020
Current:
Deferred consideration(1)	$1,148	$136
Interest rate swaps	54	116
Foreign currency forward contracts	76	107
Other financial liabilities	232	337
Total current financial liabilities	$1,510	$696

Non-current:
Deferred consideration(1)	$6	$1,022
Interest rate swaps	160	341
Foreign currency forward contracts	22	138
Inflation swaps	—	46
Other financial liabilities(2)	1,542	1,131
Total non-current financial liabilities	$1,730	$2,678

(1)Deferred consideration primarily relates to the April 4, 2017 acquisition our Brazilian regulated gas transmission operation. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability is measured at amortized cost and is payable on the fifth anniversary of the date of acquisition.
(2)Other financial liabilities primarily includes capital provided by non-controlling interest in the form of a shareholder loan.